Reserves for Losses and Adjustment Expenses	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Reserves for Losses and Adjustment Expenses
Reserves for Losses and Loss Adjustment Expenses
The following table represents a reconciliation of beginning and ending consolidated loss and LAE reserves for the twelve months ended December 31, 2019, 2018 and 2017:

	As at December 31,
	2019	2018	2017
	($ in millions)
Provision for losses and LAE at the start of the year	$7,074.2	$6,749.5	$5,319.9
Less reinsurance recoverable	(2,077.6)	(1,515.2)	(560.7)
Net loss and LAE at the start of the year	4,996.6	5,234.3	4,759.2

Net loss and LAE expenses (disposed)	—	—	(125.5)
Movement in net provision for losses and LAE for claims incurred:
Current year	1,620.2	1,684.1	2,100.1
Prior years	59.5	(111.1)	(105.4)
Total incurred	1,679.7	1,573.0	1,994.7
Losses and LAE payments for claims incurred:
Current year	(428.5)	(285.7)	(397.5)
Prior years	(1,694.1)	(1,441.0)	(1,157.6)
Total paid	(2,122.6)	(1,726.7)	(1,555.1)

Foreign exchange losses/(gains)	78.3	(84.0)	161.0

Net losses and LAE reserves at the end of the year	4,632.0	4,996.6	5,234.3
Plus reinsurance recoverable on unpaid losses at the end of the year	2,319.8	2,077.6	1,515.2
Provision for losses and LAE at the end of the year	$6,951.8	$7,074.2	$6,749.5

For the twelve months ended December 31, 2019, there was an increase of $59.5 million in the Company’s estimate of the ultimate claims to be paid in respect of prior accident years compared to a reduction of $111.1 million for the twelve months ended December 31, 2018. In the twelve months ended December 31, 2017, the Company ceded $125.5 million as part of a loss portfolio transfer agreement.
The following tables show an analysis of incurred claims and allocated loss adjustment expenses, net of reinsurance and cumulative paid claims and allocated claim adjustment expenses, net of reinsurance as at December 31, 2019, 2018, 2017, 2016 2015, 2014, 2013 and 2012. The loss development triangles are derived from all business written by the Company as although a limited number of contracts are written which have durations of greater than one year the contracts do not meet the definition of a long duration contract.

	Property Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance								As at December 31, 2019
									Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2012	2013	2014	2015	2016	2017	2018	2019
	$ (in millions)
2012	169.8	167.9	166.6	165.5	159.9	154.0	153.0	153.0	—	6,075
2013		130.0	117.2	116.9	112.6	113.6	111.6	111.9	0.4	5,759
2014			165.4	157.3	134.2	134.9	134.1	132.6	1.5	9,989
2015				240.2	205.8	200.3	202.6	203.1	2.6	11,597
2016					238.8	249.6	244.5	245.8	7.4	10,738
2017						296.1	259.0	252.2	10.3	9,532
2018							203.7	206.3	18.4	7,913
2019								$127.3	42.4	5,291
						Total		$1,432.2

	Property Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	($ in millions)
2012	41.3	129.1	138.7	152.7	156.8	154.3	153.6	153.6
2013		38.9	75.9	89.1	101.1	105.7	108.4	110.2
2014			40.4	86.6	114.1	123.8	127.9	129.3
2015				57.3	142.9	170.8	179.9	196.4
2016					67.0	169.0	201.6	223.7
2017						96.6	188.9	222.0
2018							62.2	161.1
2019								49.3
						Total		$1,245.6

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance						$186.6
			All outstanding liabilities before 2012, net of reinsurance					4.1
		Liabilities for claims and claim adjustment expenses, net of reinsurance						$190.7

	Casualty Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance								As at December 31, 2019
									Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
Accident Year	Unaudited Prior Years
	2012	2013	2014	2015	2016	2017	2018	2019
	$ (in millions)
2012	78.0	62.8	70.0	61.1	69.0	66.6	68.6	70.5	8.0	2,951
2013		132.9	116.5	114.9	120.4	103.4	104.6	104.8	10.8	3,239
2014			144.9	127.2	139.0	129.2	136.3	140.4	24.8	3,723
2015				203.6	223.6	186.2	203.9	236.7	38.7	4,577
2016					217.4	188.5	183.8	190.4	70.4	4,509
2017						181.6	175.0	179.0	35.3	5,022
2018							123.0	125.9	57.7	4,938
2019								$125.6	89.2	3,625
						Total		1,173.3

	Casualty Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	($ in millions)
2012	1.3	6.6	14.2	29.7	40.9	49.3	50.1	54.7
2013		2.2	25.8	39.5	53.0	68.4	80.8	85.1
2014			2.7	13.4	32.7	59.8	73.2	97.3
2015				3.2	17.1	56.6	92.9	138.8
2016					4.2	22.9	40.3	82.8
2017						3.6	23.0	53.0
2018							3.2	28.0
2019								6.4
						Total		$546.1

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance						$627.2
			All outstanding liabilities before 2012, net of reinsurance					42.0
		Liabilities for claims and claim adjustment expenses, net of reinsurance						$669.2

	Marine, Aviation and Energy Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance								As at December 31, 2019
									Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	$ (in millions)
2012	268.5	306.0	325.5	346.2	331.8	327.9	316.2	310.9	7.0	3,808
2013		320.8	333.7	342.3	325.8	332.9	346.4	345.1	5.2	4,171
2014			309.8	314.1	298.9	310.6	306.1	313.0	11.6	4,027
2015				297.3	300.3	282.5	286.5	310.0	24.9	4,030
2016					260.6	230.5	229.1	229.3	26.6	4,368
2017						210.7	201.0	207.3	17.2	5,894
2018							171.3	208.5	33.9	4,839
2019								$146.5	67.7	2,532

							Total	2,070.6

	Marine, Aviation and Energy Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	($ in millions)
2012	51.3	132.2	174.7	210.9	239.7	250.6	273.5	274.4
2013		41.5	131.6	204.9	235.3	264.7	284.3	300.4
2014			53.5	116.8	189.3	210.0	232.7	250.9
2015				44.9	123.4	174.4	194.2	222.2
2016					30.9	82.6	142.5	164.1
2017						40.2	97.7	140.3
2018							26.8	104.9
2019								$33.5
						Total		$1,490.7

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance						$579.9
			All outstanding liabilities before 2012, net of reinsurance					11.6
		Liabilities for claims and claim adjustment expenses, net of reinsurance						$591.5

	Financial and Professional Insurance Lines
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance								As at December 31, 2019
									Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	$ (in millions)
2012	88.0	89.5	93.1	96.5	93.5	89.1	100.8	95.8	(1.6)	580
2013		105.6	100.1	104.5	101.2	100.2	91.3	90.3	7.7	572
2014			135.0	130.9	129.5	119.8	131.1	120.1	12.4	788
2015				174.2	175.6	185.6	189.8	191.0	47.7	1,077
2016					191.0	211.8	216.5	202.2	61.5	1,238
2017						206.8	183.1	187.9	70.9	1,688
2018							157.6	173.5	69.1	4,644
2019								$249.7	195.9	10,797
						Total		$1,310.5

	Financial and Professional Insurance Lines
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	($ in millions)
2012	22.8	39.5	50.6	59.1	65.1	70.3	79.7	84.8
2013		8.1	21.1	31.2	65.4	63.8	72.4	74.5
2014			3.0	30.7	53.5	72.2	79.7	85.5
2015				13.8	43.5	70.1	89.4	110.0
2016					15.1	71.2	102.1	130.1
2017						27.2	51.3	83.4
2018							20.3	74.8
2019								$27.3
						Total		$670.4

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance						$640.1
			All outstanding liabilities before 2012, net of reinsurance					17.3
		Liabilities for claims and claim adjustment expenses, net of reinsurance						$657.4

	Property Catastrophe and Other Property Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance								As at December 31, 2019
									Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	$ (in millions)
2012	280.3	303.5	286.6	279.2	282.6	279.6	272.1	262.0	8.5	664
2013		216.7	199.1	189.2	178.0	176.5	173.2	170.3	0.4	822
2014			190.3	177.7	161.8	150.5	150.9	146.0	2.2	905
2015				214.5	187.3	177.2	156.7	172.0	6.5	1,031
2016					271.6	271.5	269.8	248.1	8.2	1,278
2017						557.7	534.7	516.6	10.0	1,952
2018							349.9	406.8	14.2	1,769
2019								273.8	117.4	974
								$2,195.6

	Property Catastrophe and Other Property Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	($ in millions)
2012	35.7	136.0	189.1	209.3	216.8	227.9	232.4	242.5
2013		34.4	98.3	146.3	158.3	163.0	164.5	166.0
2014			37.6	101.1	127.8	137.8	141.8	140.5
2015				35.9	95.1	126.9	139.2	156.2
2016					57.0	164.2	205.4	216.4
2017						123.3	357.8	416.9
2018							122.8	320.6
2019								$28.5
						Total		$1,687.6

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance						508.0
			All outstanding liabilities before 2012, net of reinsurance					20.6
		Liabilities for claims and claim adjustment expenses, net of reinsurance						$528.6

	Casualty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance								As at December 31, 2019
									Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	$ (in millions)
2012	233.8	232.0	243.3	234.6	231.6	232.6	241.5	244.1	34.1	1,770
2013		214.5	229.7	225.0	222.3	205.4	200.6	203.3	39.6	1,648
2014			205.0	207.7	216.2	209.6	203.2	205.9	44.3	1,732
2015				194.3	201.2	210.7	213.3	210.9	56.3	1,832
2016					233.4	245.9	245.6	255.6	89.0	1,759
2017						245.2	242.9	253.6	129.0	1,474
2018							229.2	258.7	166.9	1,051
2019								235.3	207.6	375
						Total		$1,867.4

	Casualty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	($ in millions)
2012	2.2	17.7	41.9	65.3	96.2	117.4	134.1	143.8
2013		3.4	15.8	42.6	64.8	92.7	114.6	127.3
2014			2.5	13.8	37.8	60.2	86.4	107.4
2015				3.5	18.0	38.4	65.5	89.4
2016					9.3	33.6	64.2	96.3
2017						8.9	30.6	59.1
2018							7.2	33.6
2019								$9.2
						Total		$666.1

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance						1,201.2
			All outstanding liabilities before 2012, net of reinsurance					401.0
		Liabilities for claims and claim adjustment expenses, net of reinsurance						$1,602.2

	Specialty Reinsurance
	Incurred Claims, IBNR and Loss Adjustment Expenses, Net of Reinsurance								As at December 31, 2019
									Total of IBNR Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	$ (in millions)
2012	175.8	199.2	188.3	173.9	172.3	172.9	169.5	167.1	5.4	638
2013		144.1	139.3	131.5	119.7	118.9	115.1	114.9	4.8	574
2014			152.0	140.2	132.1	123.0	125.8	124.3	8.1	621
2015				166.3	170.2	164.8	159.1	157.9	11.1	765
2016					239.3	240.3	238.4	230.8	23.2	916
2017						379.9	392.6	376.1	51.0	1,303
2018							398.4	397.5	67.3	1,282
2019								$476.7	154.6	1,080
						Total		$2,045.3

	Specialty Reinsurance
	Cumulative Paid Claims and Allocated Loss Adjustment Expenses, Net of Reinsurance

	For the Years Ended December 31,
	Unaudited Prior Years
Accident Year	2012	2013	2014	2015	2016	2017	2018	2019
	($ in millions)
2012	24.9	93.4	128.5	138.5	143.9	149.2	150.5	153.3
2013		25.0	70.8	86.8	94.1	101.1	101.1	102.0
2014			16.6	56.3	81.1	89.2	99.5	102.4
2015				17.7	56.4	104.2	122.1	131.4
2016					58.8	151.0	165.8	183.9
2017						94.8	238.9	270.9
2018							27.3	281.2
2019								$274.3
						Total		$1,499.4

		All outstanding liabilities for 2012 and subsequent years, net of reinsurance						545.9
			All outstanding liabilities before 2012, net of reinsurance					30.0
		Liabilities for claims and claim adjustment expenses, net of reinsurance						$575.9
Reconciliation of Incurred and Paid Claims Development to total Provision for Losses and LAE

Twelve Months Ended December 31, 2019
($ in millions)
Net outstanding liabilities:
Insurance lines
- Property insurance lines	190.7
- Casualty insurance lines	669.2
- Marine, aviation and energy insurance lines	591.5
- Financial and professional insurance lines	657.4
Total insurance lines	2,108.8

Reinsurance lines
- Property catastrophe and other property reinsurance	528.6
- Casualty reinsurance	1,602.2
- Specialty reinsurance	575.9
Total reinsurance lines	2,706.7

Net loss and LAE	4,815.5

Reinsurance recoverable on unpaid losses:
Insurance lines	1,772.8
Reinsurance lines	547.0
Total reinsurance recoverable on unpaid losses	2,319.8

Insurance lines other than short-duration	—
Unallocated claims incurred	44.0
Other reinsurance balances recoverable (1)	(227.4)
Other	(0.1)
(183.5)

Provision for losses and LAE at the end of the year	6,951.8
____________________
(1)     Other reinsurance balances recoverable primarily include amounts that have been billed but not yet received.
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance

Years	1	2	3	4	5	6	7	8

Insurance	15.8%	26.3%	16.1%	11.7%	8.5%	5.7%	4.4%	1.7%

Reinsurance	16.0%	29.7%	15.3%	8.8%	8.1%	5.0%	3.2%	3.3%